OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
OTHER CURRENT ASSETS

7. OTHER CURRENT ASSETS

Other current assets consisted of the following:

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Prepayments for materials	7,509	16,372
Prepayments for R&D	110	698
Prepayments for utilities	571	596
Other prepayments	341	250
Deductible value-added tax input	207	630
Other receivable	1,662	250
Promissory note receivable	-	1,380
Deferred cost	-	2,959
Subtotal	10,400	23,135
Less: allowance for bad debts	(449)	(230)
Net balance	9,951	22,905

On December 5, 2022, Chijet Inc. entered into an unsecured promissory note in the principal amount of US$1,380 thousand with JWAC, a Delaware blank check company. Chijet Inc. also entered into a BCA with JWAC, among others, on October 25, 2022. On March 6, 2023, Chijet Inc. entered into an unsecured promissory note in the principal amount of US$1,180 thousand with JWAC. The Note is non-interest-bearing and payable in cash upon the earlier of the closing of the Company’s initial business combination and date of liquidation of JWAC. The Company received the cash amount of US$2,060 thousand and 47,541 shares of JWAC Common stock equivalent to US$500 thousand from JWAC in June 2023 to pay off the promissory notes.

On March 21, 2022, the Ministry of Finance (“MOF”) and State Administration of Tax (“SAT”) released Announcement (2022) No.14 to issue China’s VAT rebates to eligible industries. Companies in these industries can now apply for monthly refunds of incremental VAT credits and a one-time refund of remaining VAT credits from April 1, 2022 onward. Given that Chijet falls within the scope of the eligible industry, the deductible value-added tax input is classified as other current assets.